Loss Per Share	9 Months Ended
Sep. 30, 2022
Loss Per Share
Loss Per Share

21. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the nine months ended September 30, 2021 and 2022 as follows:

	For the Nine Months Ended September 30,
	2021	2022
Numerator:
Net loss	(616,966)	(2,297,650)
Less: Net loss attributable to noncontrolling interests	—	(28,497)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(616,966)	(2,269,153)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,829,434,693	1,936,947,462

Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(0.34)	(1.17)

For the nine months ended September 30, 2021 and 2022, the Company had ordinary equivalent shares, including options and RSUs granted and convertible debt issued (shares subject to conversion) in April 2021 (Note 13). As the Group incurred a loss for each of the periods ended September 30, 2021 and 2022, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of options and RSUs granted and convertible debt (shares subject to conversion) excluded from the calculation of diluted loss per share of the Company were 69,003,813 and 39,682,332 for the nine months ended September 30, 2021 and 83,592,560 and 60,861,105 for the nine months ended September 30, 2022, respectively.